Federated Hermes Money Market Obligations Trust
Federated Hermes Capital Reserves Fund
Federated Hermes Government Reserves Fund
Federated Hermes Government Obligations Fund
Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Institutional Money Market Management
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Treasury Obligations Fund
Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes U.S. Treasury Cash Reserves

SUPPLEMENT TO CURRENT PROSPECTUSES AND ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS
In the section entitled “How to Purchase Shares,” please add the following disclosure:
“There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus.”
January 29, 2024

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456282 (1/24)
© 2024 Federated Hermes, Inc.

Federated Hermes Money Market Obligations Trust
Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Institutional Prime Value Obligations Fund

SUPPLEMENT TO CURRENT PROSPECTUSES AND ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS
In the section entitled “How to Purchase Shares,” please add the following disclosure:
“There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus.”
January 29, 2024

Federated Hermes Money Market Obligations Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456281 (1/24)
© 2024 Federated Hermes, Inc.